Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses
Accrued expenses	$ 147	$ 55
Operating lease liabilities due to related parties (including current and non-current)
Operating lease liabilities due to related parties	175
Other non-current liabilities due to related parties
Other non-current liabilities due to related parties	628	628
Nobel Consumer Corporation [Member]
Loan from related parties
Loan from related parties	1,706	1,375
Accrued expenses
Accrued expenses	64	35
Fu-Feng Kuo [Member]
Loan from related parties
Loan from related parties	2,018	1,305
Accrued expenses
Accrued expenses	53	18
Operating lease liabilities due to related parties (including current and non-current)
Operating lease liabilities due to related parties		2
Other non-current liabilities due to related parties
Other non-current liabilities due to related parties	62	62
Panatoz Corporation [Member]
Loan from related parties
Loan from related parties	1,336	471
Accrued expenses
Accrued expenses	21	1
Operating lease liabilities due to related parties (including current and non-current)
Operating lease liabilities due to related parties	65	116
Zhao Jian Fu Co., Ltd.[Member]
Loan from related parties
Loan from related parties	455
Accrued expenses
Accrued expenses	9
Operating lease liabilities due to related parties (including current and non-current)
Operating lease liabilities due to related parties	110	81
Related Party [Member]
Loan from related parties
Loan from related parties	5,515	3,151
Operating lease liabilities due to related parties (including current and non-current)
Operating lease liabilities due to related parties	175	199
Alfred Ying [Member]
Accrued expenses
Accrued expenses		1
Ju-Ting Chen [Member]
Other non-current liabilities due to related parties
Other non-current liabilities due to related parties	$ 566	$ 566